RELATED PARTY TRANSACTIONS	6 Months Ended
Jul. 02, 2021
Related Party [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
For the purpose of these condensed consolidated interim financial statements, transactions with related parties mainly comprise transactions between subsidiaries of the Group and the related parties of the Group.
Transactions with The Coca-Cola Company (TCCC)
During the period, CCEP entered into a Co-operation and Sale Deed with TCCC with respect to the acquisition of TCCC's 30.8% interest in API. Refer to Note 2 for further detail on the acquisition of API.
TCCC exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. As at 2 July 2021, 19.3% of the total outstanding Shares in the Group were owned by European Refreshments, a wholly owned subsidiary of TCCC. The Group is a key bottler of TCCC products and has entered into bottling agreements with TCCC to sell, make and distribute products of TCCC in the Group’s territories. The Group purchases concentrate from TCCC and also receives marketing funding to help promote the sale of TCCC products. Bottling agreements with TCCC for each of the Group’s territories extend through 28 May 2026, with terms of 10 years, with each containing the right for the Group to request a 10-ear renewal. Additionally, two of the Group’s 17 Directors were nominated by TCCC, one of whom is also an employee of TCCC.
The principal transactions with TCCC are for the purchase of concentrate, syrup and finished goods. The following table summarises the transactions with TCCC that directly impacted the Condensed Consolidated Interim Income Statement for the periods presented:

	Six Months Ended
	2 July 2021	26 June 2020
	€ million	€ million
Amounts affecting revenue[1]	22	22
Amounts affecting cost of sales[2]	(1,438)	(1,240)
Amounts affecting operating expenses[3]	4	(2)
Total net amount affecting the Consolidated Income Statement	(1,412)	(1,220)
[1] Amounts principally relate to fountain syrup and packaged product sales.
[2] Amounts principally relate to the purchase of concentrate, syrup, mineral water and juice as well as funding for marketing programmes.
[3] Amounts principally relate to costs associated with new product development initiatives and support funding.

The following table summarises the transactions with TCCC that impacted the Consolidated Statement of Financial Position as at the dates presented:

	2 July 2021	31 December 2020
	€ million	€ million
Amount due from TCCC	90	146
Amount payable to TCCC	282	167

As part of the Acquisition of API, non-controlling interests of €216 million have been recognised which relates to TCCC’s 29.4% ownership interest in PT Coca-Cola Bottling Indonesia (refer to Note 9).
Transactions with Cobega companies
Cobega exhibits significant influence over the Group, as defined by IAS 24, “Related Party Disclosures”. Cobega S.A. indirectly owned 36.4% of the total outstanding Shares of the Group as at 2 July 2021 through its ownership interest in Olive Partners S.A. Additionally, five of the Group’s 17 Directors, including the Chairman, were nominated by Olive Partners S.A., three of whom are affiliated with Cobega S.A.
The principal transactions with Cobega are for the purchase of juice concentrate and packaging materials. The following table summarises the transactions with Cobega that directly impacted the Condensed Consolidated Interim Income Statement for the periods presented:

	Six Months Ended
	2 July 2021	26 June 2020
	€ million	€ million
Amounts affecting cost of sales[1]	(21)	(21)
Amounts affecting operating expenses[2]	(5)	(4)
Total net amount affecting the Consolidated Income Statement	(26)	(25)
[1] Amounts principally relate to the purchase of packaging materials.
[2] Amounts principally relate to certain costs associated with maintenance, repair services and rent.
The following table summarises the transactions with Cobega that impacted the Consolidated Statement of Financial Position as at the dates presented:

	2 July 2021	31 December 2020
	€ million	€ million
Amount due from Cobega	5	4
Amount payable to Cobega	17	14
Transactions with Other Related Parties
In connection with the Acquisition, a number of API investments in joint ventures, associates and other related parties were acquired. The fair value of these investments at acquisition date has been provisionally valued at €35 million and included within other non-current assets.
The joint venture investments relate to interests in Australian Beer Company Pty Ltd, a manufacturer of alcoholic beverages,
Container Exchange (Services) Pty Ltd, a service provider supporting the operation of container refund schemes in certain Australian states and Mahija Parahita Nusantara Foundation & PT Amandina Bumi Nusantara, a PET recycling plant in Indonesia.
The associate investments relate to interests in Exchange for Change (NSW) Pty Ltd, Exchange for Change (ACT) Pty Ltd and Exchange for Change (Australia) Pty Ltd, scheme coordinators and a holding company of container deposit schemes in certain Australian states and territories.
The other related parties relate to Container Exchange (Qld) Ltd and WA Return Recycle Renew Ltd, scheme coordinators of container despot schemes in certain Australian states over which significant influence is held.
Charges in the period of €28 million relating to joint ventures, associates and other related parties were recorded in cost of sales and principally related to the purchase of finished product and container deposit scheme charges in Australia.
A 45% ownership interest in each of Made (Aust) Pty Ltd, Made Manufacturing Pty Ltd and Made Brands Pty Ltd, included as part of the Acquisition, was sold during the period to the controlling shareholders for total cash consideration of €21 million. No gain or loss was recognised on the transaction.
All transactions with these related parties are conducted under normal commercial terms and conditions. Receivable and payable balances at period end are unsecured and settlement occurs in cash.